Equity Method Investments - Summary of Financial Information for YPL with Reconciliation to Thomson Reuters Carrying Value of its Investment (Parenthetical) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of associates [line items]
Share of post-tax earnings (losses) in equity method investments	$ 419	$ (825)	$ 989	$ (27)
YPL [Member]
Disclosure of associates [line items]
Share of post-tax earnings (losses) in equity method investments	$ 43		$ 57